Leases - Schedule of lessee, operating lease, liability, maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 7,195
2023	6,019
2024	4,656
2025	3,651
2026	3,596
2027 and thereafter	11,194
Total remaining lease payments	36,311
Less: Imputed interest	(8,436)
Total operating lease liabilities:	27,875
Current operating lease liability	6,938	$ 8,591
Non-current operating lease liability	$ 20,937	$ 28,694